Fair Values of Assets and Liabilities - Estimated Fair Values of Financial Instruments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Financial Assets
Cash and due from banks	$ 8,252		$ 13,962
Investment securities held-to-maturity	34,389	[1]	18,877	[1]
Loans	218,905		205,082
Financial Liabilities
Deposits	249,183		230,885
Long-term debt	25,516		31,953
Carrying Amount [Member]
Financial Assets
Cash and due from banks	8,252		13,962
Federal funds sold and securities purchased under resale agreements	437		64
Investment securities held-to-maturity	34,389		18,877
Mortgages held for sale			3
Other loans held for sale	19		228
Loans	218,905		205,082
Other financial instruments	7,367		6,095
Financial Liabilities
Deposits	249,183		230,885
Short-term borrowings	25,901		29,855
Long-term debt	25,516		31,953
Fair Value [Member]
Financial Assets
Cash and due from banks	8,252		13,962
Federal funds sold and securities purchased under resale agreements	437		64
Investment securities held-to-maturity	34,952		19,216
Mortgages held for sale			3
Other loans held for sale	19		228
Loans	220,494		206,646
Other financial instruments	7,385		6,140
Financial Liabilities
Deposits	249,594		231,184
Short-term borrowings	25,917		29,835
Long-term debt	26,205		32,664
Fair Value [Member] | Level 1 [Member]
Financial Assets
Cash and due from banks	8,252
Investment securities held-to-maturity	2,984
Fair Value [Member] | Level 2 [Member]
Financial Assets
Federal funds sold and securities purchased under resale agreements	437
Investment securities held-to-maturity	31,845
Other financial instruments	1,228
Financial Liabilities
Deposits	249,594
Short-term borrowings	25,917
Long-term debt	26,205
Fair Value [Member] | Level 3 [Member]
Financial Assets
Investment securities held-to-maturity	123
Other loans held for sale	19
Loans	220,494
Other financial instruments	$ 6,157

[1]	Includes only collateral pledged by the Company where counterparties have the right to sell or pledge the collateral.